September 11, 2019

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Harbor Funds (the “Trust”)

Post-Effective Amendment No. 152

File Nos. 33-5852 and 811-4676

Ladies and Gentlemen:

Attached hereto for electronic filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) General Instruction D to Form N-1A and (4) Rule 101(a) of Regulation S-T, is a copy of Post-Effective Amendment No. 152 (Amendment No. 154 under the 1940 Act) (the “Amendment”) to the Registration Statement on Form N-1A of the Trust, which includes the prospectus of Harbor Robeco Series (the “Funds”), newly formed series of the Trust, the Funds’ statement of additional information (“SAI”), Part C and exhibits.

The Amendment is being filed pursuant to paragraph a(2) of Rule 485 under the 1933 Act and is intended to become effective on December 1, 2019. The purpose of the Amendment is to register shares of the Funds on Form N-1A.

The Amendment has been manually signed by the persons specified in Section 6(a) of the 1933 Act. Pursuant to Rule 302(b) under Regulation S-T, the Trust will retain the manually executed copy of the Amendment; the electronic copy of the Amendment contains conformed signatures.

Request for Selective Review

Due to similarities in the disclosure contained in the Funds’ Prospectus and combined SAI (as contained in the Amendment) to the disclosure set forth in the Trust’s prior Prospectuses and SAI (as contained in Post-Effective Amendment No. 145 (Amendment No. 147 under the 1940 Act) to the Trust’s registration statement), the Trust hereby requests that the staff of the Commission use the selective review procedures set forth in Release No. 33-6510 (IC-13768) in processing the Amendment. The Trust requests selective review with respect to the entire Amendment except with respect to disclosure contained under the following sections of the Prospectus and SAI, which disclosure is materially different from that contained in the Prior Amendments:

Harbor Robeco Series Prospectus

1.	Pages 1-16, “Fund Summaries”;

2.	Pages 17-19, “Additional Information about the Funds’ Investments”; and

3.	Pages 20-26, “The Adviser and Subadviser”

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.

Securities and Exchange Commission

September 11, 2019

Harbor Funds’ SAI

4.	Pages 9-10, “Foreign Securities – ADRs, EDRs, IDRS, NVDRs and GDRs”;

5.	Pages 33-34, “The Adviser and Subadviser”;

6.	Page 35, “The Portfolio Managers - Other Accounts Managed”

7.	Pages 36-37, “The Portfolio Managers – Robeco Institutional Asset Management US Inc.”; and

8.	Pages 44-45, “Proxy Voting”

Please note that (i) the Registrant does not involve a master-feeder arrangement and (ii) the Registrant’s operations do not raise novel or complex issues of law or policy different from those associated with any other investment company investing in securities of the type in which the Registrant may invest. One series of the Trust is a money market fund.

If you have any questions or comments concerning the foregoing or the attached, please contact the undersigned at (312) 443-4428.

Sincerely,

Jodie L. Crotteau
Assistant Secretary

Cc:	Christopher P. Harvey, Esq.

Stephanie Capistron, Esq.

Dechert LLP

Charles F. McCain

Anmarie S. Kolinski

Erik D. Ojala, Esq.

Diana R. Podgorny, Esq.

Harbor Funds

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.